PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 96.6%
Australia : 2.2%
53,350
Ampol Ltd.
$ 1,237,115
0.3
297,050
Aurizon Holdings Ltd.
729,953
0.1
190,257
Brambles Ltd.
1,808,494
0.4
417,902
Medibank Pvt Ltd.
1,038,503
0.2
160,017
QBE Insurance Group Ltd.
1,902,459
0.4
5,894
Rio Tinto Ltd.
506,969
0.1
945,112
Telstra Group Ltd.
2,188,925
0.5
100,862
Transurban Group
842,911
0.2
10,255,329
2.2
Bermuda : 0.5%
32,418
Axis Capital Holdings Ltd.
2,395,042
0.5
Brazil : 0.4%
97,487
XP, Inc. - Class A
1,851,278
0.4
Canada : 3.1%
25,104  Brookfield Asset
Management Ltd. - Class A
985,409
0.2
16,117  Canadian Imperial Bank of
Commerce - XTSE
799,139
0.2
84,551
Cenovus Energy, Inc.
1,762,423
0.4
16,950
iA Financial Corp., Inc.
1,103,594
0.2
35,319
Parkland Corp.
1,019,183
0.2
17,265
Pembina Pipeline Corp.
641,349
0.2
15,261  Rogers Communications,
Inc. - Class B
616,621
0.1
60,613
Suncor Energy, Inc.
2,472,639
0.5
58,176
TELUS Corp.
956,546
0.2
17,854
Thomson Reuters Corp.
3,072,363
0.7
10,228  West Fraser Timber Co.
Ltd.
818,195
0.2
14,247,461
3.1
Denmark : 0.6%
92,133
Danske Bank A/S
2,832,320
0.6
France : 2.5%
78,701
AXA SA
2,841,605
0.6
15,774
BNP Paribas SA
1,164,380
0.2
31,882
Carrefour SA
519,915
0.1
9,770
Cie de Saint-Gobain
862,604
0.2
57,817
Getlink SE
1,018,879
0.2
222,084
Orange SA
2,593,193
0.6
14,532
Sanofi
1,422,706
0.3
7,919
Thales SA
1,438,175
0.3
11,861,457
2.5
Germany : 1.1%
7,311
Allianz SE
2,140,199
0.5
30,825
Daimler Truck Holding AG
1,318,880
0.3
4,620
Heidelberg Materials AG
484,514
0.1
12,360
(1)
Scout24 SE
929,759
0.2
4,873,352
1.1
Hong Kong : 1.4%
580,000  BOC Hong Kong Holdings
Ltd.
1,823,170
0.4
310,000
CK Asset Holdings Ltd.
1,227,859
0.2
303,000  CK Hutchison Holdings
Ltd.
1,479,575
0.3
478,000
Hang Lung Properties Ltd.
435,368
0.1
20,900  Jardine Matheson
Holdings Ltd.
770,165
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
169,500  Power Assets Holdings
Ltd.
$ 941,121
0.2
6,677,258
1.4
Israel : 0.2%
101,407
Bank Leumi Le-Israel BM
843,704
0.2
Italy : 1.7%
797,452
Intesa Sanpaolo SpA
3,141,341
0.7
94,947
(1)
Poste Italiane SpA
1,304,284
0.3
87,643
UniCredit SpA
3,489,286
0.7
7,934,911
1.7
Japan : 6.7%
106,600
Central Japan Railway Co.
2,377,635
0.5
104,800  Chubu Electric Power Co.,
Inc.
1,447,893
0.3
18,300
Dai-ichi Life Holdings, Inc.
492,379
0.1
46,800  Daiwa House Industry Co.
Ltd.
1,245,191
0.3
1,500
Disco Corp.
590,039
0.1
379,200
ENEOS Holdings, Inc.
1,960,555
0.4
4,600
Hoya Corp.
559,972
0.1
33,200
Japan Airlines Co. Ltd.
557,926
0.1
116,400
Japan Post Bank Co. Ltd.
1,153,038
0.3
97,700  Japan Post Holdings Co.
Ltd.
943,439
0.2
123,000
Japan Tobacco, Inc.
3,489,845
0.7
18,200
NEC Corp.
1,354,768
0.3
12,600  Nippon Express Holdings,
Inc.
620,970
0.1
1,249,000  Nippon Telegraph &
Telephone Corp.
1,226,528
0.3
20,700
Nitto Denko Corp.
1,584,794
0.3
27,100  Ono Pharmaceutical Co.
Ltd.
392,432
0.1
21,000
ORIX Corp.
457,969
0.1
22,300
Secom Co. Ltd.
1,387,616
0.3
46,400
Sekisui Chemical Co. Ltd.
665,965
0.1
109,300
Sekisui House Ltd.
2,461,171
0.5
19,400
Sumitomo Corp.
504,837
0.1
46,200  Sumitomo Mitsui Financial
Group, Inc.
3,023,749
0.7
45,900  Takeda Pharmaceutical
Co. Ltd.
1,222,087
0.3
27,100
Trend Micro, Inc./Japan
1,226,502
0.3
69,900
USS Co. Ltd.
546,561
0.1
31,493,861
6.7
Jordan : 0.2%
43,391  Hikma Pharmaceuticals
PLC
1,072,774
0.2
Netherlands : 1.5%
6,315  BE Semiconductor
Industries NV
939,467
0.2
237,658
Koninklijke KPN NV
891,050
0.2
58,914
NN Group NV
2,748,866
0.6
14,367
Wolters Kluwer NV
2,291,377
0.5
6,870,760
1.5
Norway : 0.3%
100,287
Telenor ASA
1,169,472
0.3

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Singapore : 0.3%
1,476,800
Genting Singapore Ltd.
$ 996,114
0.2
53,700  Oversea-Chinese Banking
Corp. Ltd.
577,925
0.1
1,574,039
0.3
Spain : 2.0%
28,063  ACS Actividades de
Construccion y Servicios
SA
1,256,452
0.3
7,050
(1)
Aena SME SA
1,378,712
0.3
52,606  Industria de Diseno Textil
SA
2,501,490
0.5
41,103
Red Electrica Corp. SA
740,742
0.2
98,478
Repsol SA
1,607,619
0.3
356,508
Telefonica SA
1,666,065
0.4
9,151,080
2.0
Sweden : 0.5%
11,100
Holmen AB - Class B
464,844
0.1
36,670
SKF AB - Class B
805,649
0.2
54,807
Swedbank AB - Class A
1,141,155
0.2
2,411,648
0.5
Switzerland : 1.4%
35,875
Holcim AG
3,151,617
0.7
34,610
Novartis AG, Reg
3,582,064
0.7
6,733,681
1.4
United Kingdom : 3.7%
174,944
BAE Systems PLC
3,115,037
0.7
90,361  British American Tobacco
PLC
2,794,382
0.6
381,606
Centrica PLC
692,653
0.1
34,745
Compass Group PLC
975,502
0.2
106,900
Imperial Brands PLC
2,656,355
0.6
141,468
J Sainsbury PLC
501,564
0.1
55,688
Smiths Group PLC
1,232,241
0.3
62,943
Standard Chartered PLC
626,946
0.1
574,662
Vodafone Group PLC
555,580
0.1
32,560
Whitbread PLC
1,234,729
0.3
11,665
Willis Towers Watson PLC
2,977,958
0.6
17,362,947
3.7
United States : 66.3%
39,547
AbbVie, Inc.
6,376,558
1.4
5,203
Acuity Brands, Inc.
1,350,751
0.3
16,870
AECOM
1,473,426
0.3
33,195
Agree Realty Corp.
2,016,928
0.4
10,000  Allison Transmission
Holdings, Inc.
758,100
0.2
83,825
Altria Group, Inc.
3,876,906
0.8
27,357
Amdocs Ltd.
2,161,203
0.5
35,500  American Electric Power
Co., Inc.
3,203,875
0.7
5,311  American Financial Group,
Inc.
689,952
0.1
1,369
Ameriprise Financial, Inc.
597,719
0.1
13,839
AmerisourceBergen Corp.
3,135,502
0.7
14,191
AMETEK, Inc.
2,406,510
0.5
10,368
Amgen, Inc.
3,171,053
0.7
7,188
Aon PLC - Class A
2,024,428
0.4
8,239
Applied Materials, Inc.
1,772,044
0.4
13,334
Assurant, Inc.
2,313,049
0.5
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
51,591
AT&T, Inc.
$ 939,988
0.2
12,431
Atmos Energy Corp.
1,441,002
0.3
10,174  Automatic Data
Processing, Inc.
2,491,816
0.5
4,072  AvalonBay Communities,
Inc.
784,593
0.2
47,908
Avnet, Inc.
2,615,777
0.6
76,215
Baker Hughes Co.
2,551,678
0.5
15,734
Black Hills Corp.
888,184
0.2
76,795
Bristol-Myers Squibb Co.
3,155,507
0.7
49,215  Brixmor Property Group,
Inc.
1,107,830
0.2
8,483  Broadridge Financial
Solutions, Inc.
1,703,132
0.4
15,383
Brown & Brown, Inc.
1,376,932
0.3
7,128  Capital One Financial
Corp.
981,027
0.2
25,157
Cardinal Health, Inc.
2,497,335
0.5
15,019
Cboe Global Markets, Inc.
2,598,137
0.6
42,977
Chevron Corp.
6,975,167
1.5
19,515
Church & Dwight Co., Inc.
2,088,300
0.4
11,505
Cigna Group
3,964,853
0.8
3,442
Cintas Corp.
2,333,573
0.5
108,015
Cisco Systems, Inc.
5,022,697
1.1
52,686
Citigroup, Inc.
3,282,865
0.7
14,956
CME Group, Inc.
3,035,769
0.6
30,760
CNO Financial Group, Inc.
882,504
0.2
24,269
Coca-Cola Co.
1,527,248
0.3
41,289
Colgate-Palmolive Co.
3,838,225
0.8
44,935
Comcast Corp. - Class A
1,798,748
0.4
37,410  Commerce Bancshares,
Inc.
2,081,492
0.4
19,031
ConocoPhillips
2,216,731
0.5
68,963
Coterra Energy, Inc.
1,966,825
0.4
17,735
CSX Corp.
598,556
0.1
51,457
CVS Health Corp.
3,066,837
0.7
57,577
Dow, Inc.
3,318,162
0.7
20,941
DTE Energy Co.
2,440,255
0.5
43,084  Dun & Bradstreet
Holdings, Inc.
413,176
0.1
40,214
Edison International
3,090,446
0.7
22,989
Electronic Arts, Inc.
3,054,778
0.7
40,632
Element Solutions, Inc.
976,387
0.2
4,781
Elevance Health, Inc.
2,574,473
0.6
11,923
EOG Resources, Inc.
1,485,010
0.3
34,780
Equitable Holdings, Inc.
1,443,022
0.3
44,895
Equity Residential
2,919,522
0.6
34,282
Essent Group Ltd.
1,943,789
0.4
51,312
Evergy , Inc.
2,804,714
0.6
20,941
Fortive Corp.
1,558,848
0.3
49,336  Gaming and Leisure
Properties, Inc.
2,215,186
0.5
44,156
General Mills, Inc.
3,035,725
0.6
26,469
General Motors Co.
1,190,840
0.3
73,044
Genpact Ltd.
2,414,835
0.5
64,134
Gentex Corp.
2,244,690
0.5
16,441
Genuine Parts Co.
2,369,806
0.5
51,058
Gilead Sciences, Inc.
3,281,498
0.7
9,232
Globe Life, Inc.
764,040
0.2

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
3,398  Goldman Sachs Group,
Inc.
$ 1,551,255
0.3
50,688
H&R Block, Inc.
2,516,152
0.5
29,630  Hartford Financial Services
Group, Inc.
3,065,223
0.7
27,739  Hewlett Packard
Enterprise Co.
489,593
0.1
58,766
Host Hotels & Resorts, Inc.
1,054,262
0.2
5,266
Humana, Inc.
1,885,860
0.4
3,974
Ingredion, Inc.
467,263
0.1
16,506  International Bancshares
Corp.
938,036
0.2
11,350  International Business
Machines Corp.
1,893,747
0.4
19,844  Iridium Communications,
Inc.
597,503
0.1
51,318
Johnson & Johnson
7,526,811
1.6
23,549
Kimberly-Clark Corp.
3,139,082
0.7
1,590
KLA Corp.
1,207,653
0.3
60,074
Kraft Heinz Co.
2,124,817
0.5
21,365
Leidos Holdings, Inc.
3,141,723
0.7
21,557
LKQ Corp.
927,598
0.2
37,537
Loews Corp.
2,882,842
0.6
6,084
ManpowerGroup , Inc.
453,988
0.1
6,531  Marsh & McLennan Cos.,
Inc.
1,355,705
0.3
5,001
McKesson Corp.
2,848,520
0.6
57,145
Merck & Co., Inc.
7,173,983
1.5
34,528
MetLife, Inc.
2,498,791
0.5
131,542
MGIC Investment Corp.
2,762,382
0.6
12,582  Molson Coors Beverage
Co. - Class B
689,619
0.1
6,366  Mondelez International,
Inc. - Class A
436,262
0.1
1,139  Monolithic Power Systems,
Inc.
837,883
0.2
25,571  MSC Industrial Direct Co.,
Inc. - Class A
2,196,549
0.5
33,114
National Fuel Gas Co.
1,892,796
0.4
23,690
NetApp, Inc.
2,852,987
0.6
3,195
NewMarket Corp.
1,709,549
0.4
68,782
NiSource, Inc.
1,998,805
0.4
34,177
NorthWestern Corp.
1,775,837
0.4
3,094
NVIDIA Corp.
3,392,045
0.7
2,081  Old Dominion Freight Line,
Inc.
364,695
0.1
11,351
ONE Gas, Inc.
699,562
0.2
24,492
OneMain Holdings, Inc.
1,203,047
0.3
7,785
Owens Corning
1,409,630
0.3
35,093
PepsiCo, Inc.
6,067,580
1.3
58,287
PG&E Corp.
1,080,641
0.2
47,544  Philip Morris International,
Inc.
4,820,011
1.0
25,598
Phillips 66
3,637,732
0.8
9,854
PPG Industries, Inc.
1,294,914
0.3
14,185
Procter & Gamble Co.
2,334,000
0.5
16,529
Prudential Financial, Inc.
1,989,265
0.4
14,465
Qualcomm, Inc.
2,951,583
0.6
10,837
Regency Centers Corp.
665,392
0.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
13,713  Reinsurance Group of
America, Inc.
$ 2,876,987
0.6
4,306  Reliance Steel &
Aluminum Co.
1,295,159
0.3
164,624
Rithm Capital Corp.
1,845,435
0.4
54,240
Rollins, Inc.
2,478,226
0.5
10,415
RPM International, Inc.
1,167,521
0.2
12,875
Ryder System, Inc.
1,563,926
0.3
28,628
Sempra Energy
2,205,215
0.5
7,692
Sherwin-Williams Co.
2,336,830
0.5
4,219
Skyworks Solutions, Inc.
390,933
0.1
35,894
SLM Corp.
770,285
0.2
9,572
Snap-on, Inc.
2,611,816
0.6
31,124
Sonoco Products Co.
1,910,080
0.4
40,696  SS&C Technologies
Holdings, Inc.
2,525,187
0.5
38,502
Synchrony Financial
1,686,388
0.4
21,232
Tapestry, Inc.
923,380
0.2
33,444
TEGNA, Inc.
498,650
0.1
14,639
Travelers Cos., Inc.
3,157,632
0.7
13,649
UnitedHealth Group, Inc.
6,761,305
1.4
54,204
Unum Group
2,919,427
0.6
23,568
Valero Energy Corp.
3,703,476
0.8
129,971  Verizon Communications,
Inc.
5,348,307
1.1
91,160
VICI Properties, Inc.
2,617,204
0.6
2,214  Watts Water Technologies,
Inc. - Class A
440,874
0.1
70,537
Wells Fargo & Co.
4,226,577
0.9
134,208
Wendy's Co.
2,341,930
0.5
8,569
Xcel Energy, Inc.
475,151
0.1
310,561,608
66.3
Total Common Stock
(Cost $399,500,830)
452,173,982
96.6
EXCHANGE-TRADED FUNDS : 1.4%
34,636  iShares MSCI EAFE Value
ETF
1,948,968
0.4
26,877  iShares Russell 1000
Value ETF
4,761,529
1.0
6,710,497
1.4
Total Exchange-Traded
Funds
(Cost $6,530,700)
6,710,497
1.4
Total Long-Term
Investments
(Cost $406,031,530)
458,884,479
98.0

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.0%
Mutual Funds : 1.0%
4,854,000
(2)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 5.230%
(Cost $4,854,000) $ 4,854,000 1.0
Total Short-Term
Investments
(Cost $4,854,000)
$ 4,854,000
1.0
Total Investments in
Securities
(Cost $410,885,530) $ 463,738,479 99.0
Assets in Excess of
Other Liabilities 4,512,436 1.0
Net Assets $ 468,250,915 100.0
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Rate shown is the 7-day yield as of May 31, 2024.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 22.1%
Health Care 14.0
Industrials 13.2
Consumer Staples 9.5
Energy 7.1
Information Technology 6.7
Utilities 5.9
Communication Services 5.4
Consumer Discretionary 4.7
Materials 4.5
Real Estate 3.5
Exchange-Traded Funds 1.4
Short-Term Investments 1.0
Assets in Excess of Other Liabilities 1.0
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
May 31, 2024
Asset Table
Investments, at fair value
Common Stock
Australia $ — $ 10,255,329 $ — $ 10,255,329
Bermuda 2,395,042 — — 2,395,042
Brazil 1,851,278 — — 1,851,278
Canada 14,247,461 — — 14,247,461
Denmark — 2,832,320 — 2,832,320
France — 11,861,457 — 11,861,457
Germany — 4,873,352 — 4,873,352
Hong Kong 770,165 5,907,093 — 6,677,258
Israel — 843,704 — 843,704
Italy — 7,934,911 — 7,934,911
Japan — 31,493,861 — 31,493,861
Jordan — 1,072,774 — 1,072,774
Netherlands — 6,870,760 — 6,870,760
Norway 1,169,472 — — 1,169,472
Singapore — 1,574,039 — 1,574,039
Spain — 9,151,080 — 9,151,080
Sweden — 2,411,648 — 2,411,648
Switzerland — 6,733,681 — 6,733,681
United Kingdom 2,977,958 14,384,989 — 17,362,947
United States 310,561,608 — — 310,561,608
Total Common Stock 333,972,984 118,200,998 — 452,173,982
Exchange-Traded Funds 6,710,497 — — 6,710,497
Short-Term Investments 4,854,000 — — 4,854,000
Total Investments, at fair value $ 345,537,481 $ 118,200,998 $ — $ 463,738,479
Other Financial Instruments+
Forward Foreign Currency Contracts — 1,243,813 — 1,243,813
Total Assets $ 345,537,481 $ 119,444,811 $ — $ 464,982,292
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts $ — $ (67,751) $ — $ (67,751)
Written Options — (1,990,557) — (1,990,557)
Total Liabilities $ — $ (2,058,308) $ — $ (2,058,308)
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At May 31, 2024, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Currency Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
USD 5,393,132 AUD 8,200,000 Brown Brothers Harriman & Co. 06/18/24 $ (65,038)
USD 16,803,197 JPY 2,469,600,000 Morgan Stanley & Co. International PLC 06/18/24 1,065,123
USD 7,022,578 CAD 9,500,000 Morgan Stanley & Co. International PLC 06/18/24 50,455
USD 20,105,835 EUR 18,400,000 State Street Bank and Trust Co. 06/18/24 128,235
USD 7,515,899 GBP 5,900,000 State Street Bank and Trust Co. 06/18/24 (2,713)
$ 1,176,062

PORTFOLIO OF INVESTMENTS
as of May 31, 2024 (Unaudited) (continued)

Voya Global Equity Dividend
and Premium Opportunity Fund
At May 31, 2024, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:
Description Counterparty
Put/
Call
Expiration
Date
Exercise
Price
Number of
Contracts
Notional
Amount
Premiums
Received Fair Value
Consumer Staples
Select Sector SPDR
Fund
BNP Paribas Call 06/14/24 USD 76.640 459,937 USD 35,571,528 $ 350,748 $ (548,918)
Financial Select Sector
SPDR Fund
UBS AG Call 06/28/24 USD 42.910 1,649,800 USD 68,697,672 776,726 (201,133)
FTSE 100 Index
UBS AG Call 07/12/24 GBP 8,358.130 5,377 GBP 44,496,718 629,366 (629,366)
Health Care Select
Sector SPDR Fund
UBS AG Call 06/28/24 USD 147.770 133,278 USD 19,152,049 168,677 (52,966)
Industrial Select Sector
SPDR Fund
UBS AG Call 06/14/24 USD 124.000 319,296 USD 39,436,249 595,838 (398,428)
Nikkei 225 Index
Morgan Stanley & Co.
International PLC Call 07/12/24 JPY 38,872.780 40,745 JPY 1,568,189,485 159,745 (159,746)
$ 2,681,100 $ (1,990,557)
Currency Abbreviations:
AUD
—
Australian Dollar
CAD
—
Canadian Dollar
EUR
—
EU Euro
GBP
—
British Pound
JPY
—
Japanese Yen
USD
—
United States Dollar
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 68,607,550
Gross Unrealized Depreciation (15,754,601)
Net Unrealized Appreciation $ 52,852,949